Statements Of Changes In Partners' Capital (USD $)	Limited Partners [Member]	Special Limited Partners [Member]	New Profit Memo Account [Member]	General Partner [Member]	Total
PARTNERS' CAPITAL at Dec. 31, 2012	$ 81,662,298	$ 58,343,188		$ 3,037,871	$ 143,043,357
Contributions	4,507,000	2,131,417			6,638,417
Withdrawals	(18,221,797)	(4,589,498)		(700,748)	(23,512,043)
Net income (loss)	(6,070,764)	(2,621,748)	(3)	(121,572)	(8,814,087)
General Partner's allocation - profit share	(751)		751
Transfer of New Profit Memo Account to General Partner			(748)	748
PARTNERS' CAPITAL at Dec. 31, 2013	61,875,986	53,263,359		2,216,299	117,355,644
Contributions	1,855,905				1,855,905
Withdrawals	(9,794,173)	(2,642,594)		(324,828)	(12,761,595)
Net income (loss)	9,219,300	10,260,684	(21)	449,887	19,929,850
General Partner's allocation - profit share	(124,849)		124,849
Transfer of New Profit Memo Account to General Partner			(124,828)	124,828
PARTNERS' CAPITAL at Dec. 31, 2014	$ 63,032,169	$ 60,881,449		$ 2,466,186	$ 126,379,804